Stock-Based Compensation - Acquisitions (Details) - Share-Based Payment Arrangement, Option shares in Millions	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Stock awards from acquisitions outstanding (in shares) | shares	0.4
Weighted-average exercise price for stock options from acquisitions (in dollars per share) | $ / shares	$ 24